UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Savitr Capital, LLC
Address: One Market Plaza
         Steuart Tower, Suite 1400
         San Francisco, CA  94105

13F File Number:  28-0001442757

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Farida Udaipurwala
Title:     Chief Operating Officer
Phone:     415-430-4288

Signature, Place, and Date of Signing:

  /s/ Farida Udaipurwala     San Francisco, CA     November 10, 2011

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT.

[ ]         13F NOTICE.

[ ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    36

Form 13F Information Table Value Total:    $75,261 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.


NONE

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                                                     FORM 13F INFORMATION TABLE

								VALUE 	SHARES	SH/	PUT/	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
A123 SYS INC			COM		03739T108	1307	380000	SH		SOLE			380000
ACTIVE POWER INC		COM		00504W100	610	473230	SH		SOLE			473230
AES CORP			COM		00130H105	1952	200000	SH		SOLE			200000
AGRIUM INC			COM		008916108	3666	55000	SH		SOLE			55000
AMEREN CORP			COM		023608102	1983	66600	SH		SOLE			66600
AMERESCO INC			CL A		02361E108	2188	215389	SH		SOLE			215389
AMERICAN ELEC PWR INC		COM		025537101	1521	40000	SH		SOLE			40000
BARRETT BILL CORP		COM		06846N104	2174	60000	SH		SOLE			60000
CABOT OIL & GAS CORP		COM		127097103	1857	30000	SH		SOLE			30000
CALGON CARBON CORP		COM		129603106	1772	121600	SH		SOLE			121600
CF INDS HLDGS INC		COM		125269100	1851	15000	SH		SOLE			15000
CHESAPEAKE ENERGY CORP		COM		165167107	3040	119000	SH		SOLE			119000
CHINA HYDROELECTRIC CORP	SPONSORED ADR	16949D101	332	159384	SH		SOLE			159384
CODEXIS INC			COM		192005106	1409	308211	SH		SOLE			308211
CONSOLIDATED EDISON INC		COM		209115104	2851	50000	SH		SOLE			50000
COVANTA HLDG CORP		COM		22282E102	2734	180000	SH		SOLE			180000
DOMINION RES INC VA NEW		COM		25746U109	2792	55000	SH		SOLE			55000
ELSTER GROUP SE			SPONSORED ADR	290348101	1728	115600	SH		SOLE			115600
ENERGY TRANSFER EQUITY L P	COM UT LTD PTN	29273V100	974	28000	SH		SOLE			28000
GEVO INC			COM		374396109	650	116700	SH		SOLE			116700
GULFPORT ENERGY CORP		COM NEW		402635304	1654	68400	SH		SOLE			68400
LINDSAY CORP			COM		535555106	1466	27257	SH		SOLE			27257
MAXWELL TECHNOLOGIES INC	COM		577767106	1625	88261	SH		SOLE			88261
MONSANTO CO NEW			COM		61166W101	3002	50000	SH		SOLE			50000
MOSAIC CO NEW			COM		61945C103	979	20000	SH		SOLE			20000
NEXTERA ENERGY INC		COM		65339F101	3511	65000	SH		SOLE			65000
PINNACLE WEST CAP CORP		COM		723484101	3650	85000	SH		SOLE			85000
QUANTA SVCS INC			COM		74762E102	2542	135300	SH		SOLE			135300
RANGE RES CORP			COM		75281A109	3215	55000	SH		SOLE			55000
REGENCY ENERGY PARTNERS L P	COM UNITS L P	75885Y107	1120	50000	SH		SOLE			50000
SANDRIDGE PERMIAN TR		COM UNT BEN INT	80007A102	1129	67000	SH		SOLE			67000
SCHWEITZER-MAUDUIT INTL INC	COM		808541106	838	15000	SH		SOLE			15000
SOUTHWESTERN ENERGY CO		COM		845467109	3666	110000	SH		SOLE			110000
ULTRA PETROLEUM CORP		COM		903914109	2887	104150	SH		SOLE			104150
WISCONSIN ENERGY CORP		COM		976657106	3129	100000	SH		SOLE			100000
XCEL ENERGY INC			COM		98389B100	3457	140000	SH		SOLE			140000